Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure [Text Block]	During 2024, we did not grant any stock options or similar awards as part of our equity compensation program. Our 2024 equity compensation program for executives consisted of a mix of PSU and DSU awards. With respect to the timing equity awards, for 2024, we determined to make annual executive equity grants during the first quarter of the year on the third trading day after the filing of our annual report on Form 10-K for the prior year to ensure these grants do not occur prior or close in time to the release of material nonpublic information. Our practice with respect to the timing of annual non-employee director equity grants is to approve such grants after our annual meeting of stockholders with a grant date of August 15 of such year, assuming the annual meeting occurs prior to such date. This timing is dependent upon a sufficient number of shares of our common stock reserved under our stockholder-approved equity plan. If there is an insufficient number of shares of our common stock reserved under our stockholder-approved equity plan, then the timing of our equity grants typically is delayed until shortly after stockholder approval of a new equity plan or an increase in the share reserve under the existing plan. If stock options or similar awards are granted in the future, we intend to not grant stock options or similar awards in anticipation of the release of material nonpublic information that is likely to result in changes to the price of our common stock, such as a significant positive or negative earnings announcement, and not time the public release of such information based on stock option grant dates.
Award Timing MNPI Considered [Flag]	false